Information by business segment and geographic area	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Information by business segment and geographic area

5. Information by business segment and geographic area

In 2024, consistently with the reports analyzed by the executive committee and Board of Directors, the Company changed its adjusted EBITDA definition to include the “EBITDA from associates and joint ventures”, which is a measure of their “equity results” (note 15) excluding (i) net finance costs; (ii) depreciation, depletion, and amortization; (iii) taxation and (iv) (impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net.

Therefore, the Company’s adjusted EBITDA is defined as operating income or loss, including the EBITDA from interests in associates and joint ventures; and excluding (i) depreciation, depletion, and amortization; and (ii) (impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net and other. The comparative information in these financial statements was revised to reflect this change in the adjusted EBITDA definition.

Additionally, as a result of the reorganization of assets and the governance established for the Energy Transition Metals segment, due to the sale of noncontrolling interest in this segment (note 17e), the “Other” segment was reorganized for a better allocation of direct effects on the Iron Ore Solutions and Energy Transition Metals businesses. These effects were allocated to each segment starting from the year ended December 31, 2024.

Segment	Main activities
Iron Solutions	Comprise the extraction and production of iron ore, iron ore pellets, briquettes, other ferrous products, and its logistic related services.
Energy Transition Metals	Includes the extraction and production of nickel and its by-products (gold, silver, cobalt, precious metals and others), and copper, as well as its by-products (gold and silver).
Coal - discontinued operation (note 17l)	Comprise the extraction and production of metallurgical and thermal coal and its logistic related services.
Other	Includes corporate expenses not allocated to the operating segment, research and development of greenfield exploration projects, as well as expenses related to the Brumadinho event and decharacterization of dams and asset retirement obligations.

a) Adjusted EBITDA

		Year ended December 31,
	Notes	2024	2023 (revised)	2022 (revised)
Iron ore		11,598	15,205	15,929
Iron ore pellets		3,166	3,136	3,758
Other ferrous products and services		321	473	410
Iron Solutions		15,085	18,814	20,097

Nickel		114	851	1,924
Copper		1,521	1,100	569
Other energy transition metals		(182)	12	-
Energy Transition Metals		1,453	1,963	2,493

Other (i)		(1,698)	(2,176)	(2,210)

Adjusted EBITDA from continuing operations		14,840	18,601	20,380

Depreciation, depletion and amortization		(3,057)	(3,070)	(3,171)
(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net and other (ii)	17 and 20	(55)	(482)	773
EBITDA from associates and joint ventures		(940)	(844)	(774)
Operating income		10,788	14,205	17,208

Equity results and other results in associates and joint ventures	16	(269)	(1,108)	305
Financial results, net	7	(3,823)	(1,946)	2,268
Income before income taxes from continuing operations		6,696	11,151	19,781

(i)	Includes US$145 related to expenses of Vale Base Metals Limited that were not allocated to the operating segment for the year ended December 31, 2024.
(ii)	Includes an adjustment of US$356 for the year ended December 31, 2024 (2023: US$216), to reflect the performance of streaming transactions at market prices.

		Year ended December 31,
	Notes	2024	2023	2022
Adjusted EBITDA from discontinued operations (coal)		-	-	171

(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net		-	-	(589)
Operating loss	17(l)	-	-	(418)

Financial results, net		-	-	3,065
Derecognition of noncontrolling interest		-	-	(585)
Net income from discontinued operations (coal)	17(l)	-	-	2,062

b) Net operating revenue by shipment destination

	Year ended December 31, 2024
	Iron Solutions				Energy Transition Metals				Net operating revenue
	Iron ore	Iron ore pellets	Other ferrous products and services	Total Iron Solutions	Nickel and other products	Copper	Other energy transition metals	Total Energy Transition Metals
China (i)	18,157	-	-	18,157	432	717	69	1,218	19,375
Japan	2,380	278	2	2,660	360	-	30	390	3,050
Asia, except Japan and China	2,040	378	11	2,429	381	77	-	458	2,887
Brazil	1,085	1,706	704	3,495	50	-	20	70	3,565
United States of America	26	172	-	198	855	-	22	877	1,075
Americas, except United States and Brazil	-	443	1	444	429	97	-	526	970
Germany	316	188	-	504	401	562	-	963	1,467
Europe, except Germany	794	146	-	940	727	1,352	-	2,079	3,019
Middle East, Africa, and Oceania	7	2,610	-	2,617	31	-	-	31	2,648
Net operating revenue	24,805	5,921	718	31,444	3,666	2,805	141	6,612	38,056

	Year ended December 31, 2023
	Iron Solutions				Energy Transition Metals			Other	Net operating revenue
	Iron ore	Iron ore pellets	Other ferrous products and services	Total	Nickel and other products	Copper	Total
China (i)	21,061	2	-	21,063	693	454	1,147	-	22,210
Japan	2,356	279	1	2,636	583	-	583	-	3,219
Asia, except Japan and China	1,691	407	10	2,108	462	105	567	-	2,675
Brazil	1,370	1,684	502	3,556	63	-	63	136	3,755
United States of America	-	262	-	262	1,361	-	1,361	-	1,623
Americas, except United States and Brazil	1	398	1	400	456	41	497	-	897
Germany	244	55	2	301	458	592	1,050	-	1,351
Europe, except Germany	1,037	374	-	1,411	1,082	1,184	2,266	-	3,677
Middle East, Africa, and Oceania	-	2,342	-	2,342	35	-	35	-	2,377
Net operating revenue	27,760	5,803	516	34,079	5,193	2,376	7,569	136	41,784

	Year ended December 31, 2022
	Iron Solutions				Energy Transition Metals			Other	Net operating revenue
	Iron ore	Iron ore pellets	Other ferrous products and services	Total	Nickel and other products	Copper	Total
China (i)	21,021	41	7	21,069	1,627	128	1,755	-	22,824
Japan	2,557	208	-	2,765	765	5	770	-	3,535
Asia, except Japan and China	1,552	393	13	1,958	395	98	493	47	2,498
Brazil	1,305	1,997	447	3,749	60	-	60	328	4,137
United States of America	-	218	-	218	1,425	-	1,425	-	1,643
Americas, except United States and Brazil	-	472	5	477	597	-	597	125	1,199
Germany	357	16	-	373	597	551	1,148	-	1,521
Europe, except Germany	1,396	317	-	1,713	1,126	997	2,123	-	3,836
Middle East, Africa, and Oceania	-	2,594	-	2,594	27	-	27	25	2,646
Net operating revenue	28,188	6,256	472	34,916	6,619	1,779	8,398	525	43,839

(i)	Includes operating revenue of China Mainland in the amount of US$18,556 (2023: US$21,577 and 2022: US$22,203) and Taiwan in the amount of US$819 (2023: US$633 and 2022: US$621).

In 2024 and 2022, no customer individually represented 10% or more of the Company's revenue. In 2023, the revenue from a single customer from the Iron Solutions segment totaled US$4,239, individually representing 10% of the Company's total revenue.

c) Cost of goods sold and services rendered

	Year ended December 31,
	2024	2023	2022
Iron ore	12,846	12,357	11,929
Iron ore pellets	2,920	2,759	2,682
Other ferrous products and services	556	335	335
Iron Solutions	16,322	15,451	14,946

Nickel	3,414	4,169	4,541
Copper	1,472	1,357	1,049
Other energy transition metals	154	-	-
Energy Transition Metals	5,040	5,526	5,590

Other (i)	-	196	443

	21,362	21,173	20,979
Depreciation, depletion and amortization	2,903	2,916	3,049
Cost of goods sold and services rendered	24,265	24,089	24,028

(i)	It includes costs of the Midwestern system (note 17i) and the discontinued operation of coal (note 17l).

d) Assets by geographic area

	December 31, 2024				December 31, 2023
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	2,046	8,847	28,706	39,599	1,872	9,822	33,769	45,463
Canada	-	1,666	9,452	11,118	-	1,808	11,890	13,698
Americas, except Brazil and Canada	-	-	3	3	-	-	4	4
Indonesia	1,885	-	61	1,946	-	-	59	59
China	-	1	4	5	-	1	14	15
Asia, except Indonesia and China	-	-	654	654	-	-	731	731
Europe	-	-	589	589	-	-	678	678
Oman	616	-	515	1,131	-	-	1,251	1,251
Total	4,547	10,514	39,984	55,045	1,872	11,631	48,396	61,899

Accounting policy

Revenue from sales - Revenue from sales is recognized when control of a good or service is transferred to a customer. Given the diverse shipping terms associated with Vale's sales, revenue may be recognized at various stages: (i) when the product is available at the loading port, (ii) upon loading onto the ship, (iii) at the port of discharge, or (iv) at the customer's warehouse.

A substantial portion of Vale's sales operates under Cost and Freight ("CFR") and Cost, Insurance, and Freight ("CIF") Incoterms. In these instances, where the Company provides shipping services after the transfer of control, such services are treated as a distinct performance obligation. A portion of the transaction price is allocated and recognized over time as the shipping services are rendered.

Typically, contract payment terms involve upfront payments or the utilization of letters of credit. These terms generally do not have a significant financing component. Occasionally, sale prices are provisionally set at the sale date, with subsequent adjustments based on market fluctuations or contractual terms until the final pricing date.

Revenue recognition is based on the estimated fair value of the total consideration receivable. The provisional pricing mechanism embedded in these sales arrangements is deemed to have the characteristics of a derivative. Consequently, the fair value of the final sale price adjustment is continuously reassessed, and any changes are recognized as operational revenue in the income statement.